FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement, are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2

Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.

Mutual funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Unitized Stock Fund - Consists of Energy Services of America common stock and cash held in money market funds. The underlying assets are valued using the closing price reported on the active market on which Energy Services of America common stock is traded, and the quoted redemption price and recent transaction prices, with no discounts for credit quality or liquidity restrictions, for money market funds.

Collective investment trust - capital preservation fund: A capital preservation fund that is composed primarily of fully benefit-responsive investment contracts that are valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner.

Collective investment trust - government obligation: Seeks current income consistent with stability of principal by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner.

NOTE 3 - FAIR VALUE MEASUREMENTS (Continued)

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

	Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy
Mutual funds	$18,136,397	$—	$—	$18,136,397
Unitized stock fund	5,278,292	—	—	5,278,292
	23,414,689	—	—	23,414,689
Investments measured at NAV (a)
Collective investment trusts	—	—	—	1,118,235

Investments at fair value	$23,414,689	$—	$—	$24,532,924

	Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy
Mutual funds	$14,302,455	$—	$—	$14,302,455
Unitized stock fund	8,334,536	—	—	8,334,536
	22,636,991	—	—	22,636,991
Investments measured at NAV (a)
Collective investment trusts	—	—	—	1,192,046

Investments at fair value	$22,636,991	$—	$—	$23,829,037
(a)	In accordance with FASB Topic 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

INVESTMENTS MEASURED USING NAV PER SHARE AS PRACTICAL EXPEDIENT

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

				Redemption
				Frequency	Redemption
			Unfunded	(If Currently	Notice
	Fair Value		Commitments	Eligible)	Period
	2025	2024		2025 and 2024

Collective investment trusts	$1,118,235	$1,192,046	n/a	Daily	12 months